Loans receivable, net (Narrative) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Aug. 31, 2016
Loans receivable, net
Loans receivable		¥ 73,330
Equity investment		¥ 26,670
Minimum
Loans receivable, net
Annual rate (as a percentage)	4.35%	4.35%
Maximum
Loans receivable, net
Annual rate (as a percentage)	10.00%	10.00%
Venture capital fund ("Fund")
Loans receivable, net
Investments		¥ 100,000